Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Fair Values of Financial Instruments

The fair values of the Company’s financial instruments are presented below:

		Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Financial liabilities carried at fair value:
Accrued license fees	$19,865,863	$—	$—	$19,865,863
Debt conversion feature – current	58,742	—	—	58,742
Debt conversion feature – long-term	1,390,469	—	—	1,390,469

Total financial liabilities	$21,315,074	$—	$—	$21,315,074

		Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial assets carried at fair value:
Cash equivalents:
Money market funds	$548,872	$548,872	$—	$—
Short-term investments
Certificates of deposit	5,851,343	5,851,343	—	—
Corporate debt securities, available-for-sale	7,484,156	—	7,484,156	—

Total financial assets	$13,884,371	$6,400,215	$7,484,156	$—

Financial liabilities carried at fair value:
Debt conversion feature - long-term	$2,370,903	$—	$—	$2,370,903

Total financial liabilities	$2,370,903	$—	$—	$2,370,903

Summary of Changes in Accrued License Fees and Debt Conversion Feature Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The table below presents a summary of changes in the Company’s accrued license fees and debt conversion feature liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2015:

	Year Ended December 31,
	2014	2015
Accrued license fees:
Beginning balance	$—	$19,865,863
Additions	21,687,576	—
Adjustments resulting from changes in fair value recognized in earnings	(1,821,713)	9,381,848
Issuance of shares of common stock	—	(29,247,711)

Ending balance	$19,865,863	$—

Debt conversion feature:
Beginning balance	$71,655	$1,449,211
Additions	1,768,319	—
Adjustments resulting from changes in fair value recognized in earnings	(390,763)	1,043,478
Issuance of shares of common stock	—	(121,786)

Ending balance	$1,449,211	$2,370,903

Schedule of Valuation Techniques and Significant Unobservable Inputs Used to Determine Fair Value of Significant Level 3 Liabilities

The following table sets forth the Company’s valuation techniques and significant unobservable inputs used to determine fair value for significant Level 3 liabilities:

	Fair Value			Significant
	Assets	Liabilities	Valuation Technique(s)	Unobservable Input	Range
Accrued license fees:
December 31, 2014	$—	$19,865,863	Probability weighted expected return model	Probability weightings assigned to each scenario	30% to 40%
				Time assumptions to liquidation events	4/30/2015- 3/31/2017
				Discount rates	12% to 60%
Debt conversion feature liability
December 31, 2014	$—	$1,449,211	Discounted cash flow model	Timing of the events	3/31/2015 to 6/30/2015
				Probabilities of Occurrence	30% to 40%
				Discount rate	37.5%

December 31, 2015	$—	$2,370,903	Discounted cash flow model	Timing of the events	5/21/2016
				Probabilities of Occurrence	100%
				Discount rate	37.5%